Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	3,823.01
Total Transaction Valuation	27,682,914.39
Total Offset Amount	0.00
Net Fee	$ 3,823.01
Offering Table N/A
Offset Table N/A	N/A